Common Stock - Common stock reserved for future issuance (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Stock
Total common stock reserved	33,160,907	38,876,675	59,178,609
Conversion of convertible preferred stock
Common Stock
Total common stock reserved			21,257,708
Stock options issued and outstanding
Common Stock
Total common stock reserved	4,545,332	3,846,972	9,694,890
Restricted stock units (unvested)
Common Stock
Total common stock reserved	991,566	1,012,994
Shares available for future issuance under the stock incentive plan
Common Stock
Total common stock reserved	3,347,924	3,536,710	27,884,000
Warrants
Common Stock
Total common stock reserved	8,276,085	14,479,999
Contingent consideration
Common Stock
Total common stock reserved	16,000,000	16,000,000
Convertible preferred stock warrants outstanding
Common Stock
Total common stock reserved			342,011